SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - BASIS OF PREPARATION (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [abstract]
Net current liabilities	¥ 1,304,655,000
Capital expenditure contracted for but not recognized as liabilities	46,553,000	¥ 444,270,000
Usable bank facilities	¥ 1,500,000,000
Number of months Group maintains sufficient liquidity	12 months